BNMC Continuation Cars LLC Business Combination - Schedule of Purchase Price Accounted to Business Combination (Details) - Business Combination [Member]	3 Months Ended
Mar. 31, 2025 USD ($)
Schedule of Purchase Price Accounted to Business Combination [Line Items]
Consideration shares	$ 1,250,000 [1]
Transaction costs	87,062
Total purchase consideration	1,337,062
Less: Cash deposits	(137,116)
Inventory	(27,964)
Deferred revenue	137,116
Total purchase consideration to be allocated	1,309,098
Less: fair value of intangible asset	18,000
Goodwill	$ 1,291,098

[1]	Includes $950,000 of consideration shares and an additional $300,000 of consideration that was 100% probable at the time of close.